Ordinary Shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended											0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 11, 2013	Dec. 31, 2012	Dec. 31, 2013 Telstra Holdings Pty Ltd. [Member]	Jun. 27, 2008 Telstra Holdings Pty Ltd. [Member]	Jun. 23, 2008 Telstra Holdings Pty Ltd. [Member]	Dec. 31, 2013 Telstra Holdings Pty Ltd. [Member] Maximum [Member]	Dec. 31, 2013 Telstra Holdings Pty Ltd. [Member] Minimum [Member]	Dec. 11, 2013 Class A Ordinary Shares [Member]	Dec. 31, 2013 Class A Ordinary Shares [Member] Prior to the Completion of the IPO on December 11, 2013 [Member]	Dec. 11, 2013 Class A Ordinary Shares [Member] IPO [Member]	Dec. 11, 2013 Class B Ordinary Shares [Member]	Dec. 31, 2013 Class B Ordinary Shares [Member] Prior to the Completion of the IPO on December 11, 2013 [Member]	Dec. 11, 2013 Class B Ordinary Shares [Member] IPO [Member]	Dec. 31, 2013 West Crest Limited [Member] USD ($)	Dec. 31, 2013 West Crest Limited [Member] CNY	Nov. 18, 2013 Three-Month Revolving Loan Facility [Member] USD ($)	Nov. 18, 2013 Three-Month Revolving Loan Facility [Member] CNY
Class of Stock [Line Items]
Retire date	Nov. 15, 2013	Nov. 15, 2013
A three-month revolving loan facility																		$ 38,000	230,040
Draw down date	Nov. 21, 2013	Nov. 21, 2013
Cash deposits to collateralized loan amount	40,471	245,000																40,471	245,000
Payable for repurchase of common stock	$ 37,500	227,015														$ 37,500	227,015
Percentage of the Company owned by Telstra					65.40%	55.00%	100.00%	51.00%	39.30%
Number of ordinary shares outstanding			105,136,436	100,000,000						36,347,496	27,354,496	36,347,496	68,788,940	68,788,940	68,788,940
Newly issued shares offered through IPO												8,993,000